Deferred tax - Movements of Gross Deferred Tax Liabilities (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	£ 513.7
Ending balance		479.5	£ 513.7	[1]
Gross deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		765.2	1,150.0
Acquisition of subsidiaries		10.7	21.4
(Credit)/charge to income		(62.8)	(53.9)
Impact of US tax reform			(296.2)
Charge to other comprehensive income		0.5	3.7
Exchange differences		24.9	(59.8)
Ending balance		738.5	765.2
Gross deferred tax liabilities [member] | Brands and other intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		489.2	755.9
Acquisition of subsidiaries		10.7	21.4
(Credit)/charge to income		(68.8)	(49.9)
Impact of US tax reform			(203.8)
Exchange differences		7.5	(34.4)
Ending balance		438.6	489.2
Gross deferred tax liabilities [member] | Associate earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		21.6	28.3
(Credit)/charge to income		(3.9)	(6.0)
Exchange differences		(0.1)	(0.7)
Ending balance		17.6	21.6
Gross deferred tax liabilities [member] | Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		140.4	232.5
(Credit)/charge to income		31.8	0.7
Impact of US tax reform			(76.3)
Exchange differences		10.1	(16.5)
Ending balance		182.3	140.4
Gross deferred tax liabilities [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		21.2	36.2
(Credit)/charge to income		(0.3)	(0.5)
Impact of US tax reform			(11.9)
Exchange differences		1.3	(2.6)
Ending balance		22.2	21.2
Gross deferred tax liabilities [member] | Financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		36.2	64.0
(Credit)/charge to income		(0.9)	(3.3)
Impact of US tax reform			(22.2)
Exchange differences		4.6	(2.3)
Ending balance		39.9	36.2
Gross deferred tax liabilities [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		56.6	33.1
(Credit)/charge to income		(20.7)	5.1
Impact of US tax reform			18.0
Charge to other comprehensive income		0.5	3.7
Exchange differences		1.5	(3.3)
Ending balance		£ 37.9	£ 56.6

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.